LONG-TERM INCENTIVE COMPENSATION - Number of Awards, Weighted-average Grant-date Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Performance Units (PUs)
Number of awards
Unvested at January 3, 2015	447,100
Granted at target	244,700
Adjustments for above-target performance	155,600
Vested	(315,600)
Forfeited/cancelled	(41,000)
Unvested at January 2, 2016	490,800	447,100
Fair value	$ 13.8	$ 12.2
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 47.63
Weighted-average grant-date fair value, granted at target	68.04	$ 51.37	$ 47.85
Weighted-average grant-date fair value, Adjustment for above-target performance	43.91
Weighted-average grant-date fair value, vested	43.82
Weighted-average grant-date fair value, forfeited/Cancelled	54.84
Weighted-average grant-date fair value unvested, ending balance	$ 58.47	$ 47.63
Market-leveraged stock units (MSUs)
Number of awards
Unvested at January 3, 2015	606,100
Granted at target	182,900
Adjustments for above-target performance	67,400
Vested	(264,300)
Forfeited/cancelled	(61,400)
Unvested at January 2, 2016	530,700	606,100
Fair value	$ 12.4	$ 9.8	$ 5.6
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 55.04
Weighted-average grant-date fair value, granted at target	72.93	$ 56.46	$ 52.76
Weighted-average grant-date fair value, Adjustment for above-target performance	51.58
Weighted-average grant-date fair value, vested	46.88
Weighted-average grant-date fair value, forfeited/Cancelled	57.80
Weighted-average grant-date fair value unvested, ending balance	$ 62.09	$ 55.04
Restricted Stock Units (RSUs)
Number of awards
Unvested at January 3, 2015	214,600
Granted at target	52,800
Vested	(147,300)
Forfeited/cancelled	(2,400)
Unvested at January 2, 2016	117,700	214,600
Fair value	$ 5.3	$ 8.4	$ 9.5
Weighted-average grant-date fair value
Weighted-average grant-date fair value unvested, beginning balance	$ 40.96
Weighted-average grant-date fair value, granted at target	67.66	$ 53.29	$ 45.91
Weighted-average grant-date fair value, vested	36.14
Weighted-average grant-date fair value, forfeited/Cancelled	38.74
Weighted-average grant-date fair value unvested, ending balance	$ 58.87	$ 40.96